Net Unrealized Gains and Losses on Available-for-Sale Investment Securities Reflected as Separate Component of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified
	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves	$ (1,820)		$ (1,925)				$ (1,303)		$ (553)
Income taxes, net	(1,364)		(1,457)				(840)		25
Net unrealized investment gains (losses) including noncontrolling interests	2,539		2,730				1,574		(30)
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	96		92				89		50
Net unrealized investment gains (losses)	2,443	[1]	2,638	[1]	1,327	[1]	1,485	[1]	(80)	(1,405)
Net Unrealized Gains (Losses) On Investment Securities
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Fixed maturity securities	5,684		6,086				3,742		511
Equity securities	44		34				5		9
Other invested assets	(5)		(8)				(30)		(22)
Subtotal	$ 5,723		$ 6,112				$ 3,717		$ 498

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.